Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2022
PATHFINDER ACQUISITION CORPORATION [Member]
Description of Organization and Business Operations
Note
1-Description
of Organization and Business Operations
Movella Holdings Inc., formerly known as Pathfinder Acquisition Corporation prior to February 10, 2023 (“Closing Date”) (the “Company”), was a blank check company incorporated as a Cayman Islands exempted company on December 18, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).
Business Combination
On the Closing Date, the Company consummated the previously announced Merger pursuant to that certain Business Combination Agreement dated October 3, 202
2
 (the “Business Combination Agreement”) between Pathfinder, Motion Merger Sub, Inc. (“Merger Sub”), and Movella Inc
.
In connection with the domestication of Pathfinder as a Delaware corporation (the “Domestication”), on the Closing Date prior to the Effective Time (as defined below): (i) each issued and outstanding Class A ordinary share, $0.0001 par value per share (“Class A ordinary shares”), and each issued and outstanding Class B ordinary share, $0.0001 par value per share (“Class B ordinary shares”), of Pathfinder were converted into one share of common stock, $0.00001 par value per share, of New Movella (“New Movella Common Stock”); (ii) each issued and outstanding whole warrant to purchase Class A ordinary shares of Pathfinder was automatically converted into a warrant to purchase one share of New Movella Common Stock at an exercise price of $11.50 per share on the terms and subject to the conditions set forth in the Warrant Agreement, dated as of February 16, 2021, between Pathfinder and Continental Stock Transfer & Trust Company (the “Pathfinder Warrant Agreement”); (iii) the governing documents of Pathfinder were amended and restated and became the certificate of incorporation and the bylaws of New Movella; and (iv) Pathfinder’s name changed to “Movella Holdings Inc.” In connection with clauses (i) and (ii) of this paragraph, each issued and outstanding unit of Pathfinder issued in its initial public offering (“Pathfinder Units”) (each Pathfinder Unit consisting of one Class A ordinary share of Pathfinder and one-fifth of
one public warrant) that had not been previously separated into the underlying Class A ordinary shares of Pathfinder and the underlying warrants of Pathfinder prior to the Domestication were cancelled and entitled the holder thereof to one share of New Movella Common Stock and one-fifth of
one warrant representing the right to purchase one share of New Movella Common Stock at an exercise price of $11.50 per share on the terms and subject to the conditions set forth in the Pathfinder Warrant Agreement.
On the Closing Date, promptly following the consummation of the Domestication, Merger Sub merged with and into Movella (the “Merger”), with Movella continuing as the surviving company in the Merger and, after giving effect to the Merger, Movella became a wholly owned subsidiary of New Movella (the time that the Merger became effective being referred to as the “Effective Time”).
See the Company’s Current Report on Form
8-K filed
with the SEC on February 13, 2023 for more details.
Business Prior to the Business Combination
As of December 31, 2022, the Company had not yet commenced operations. All activity for the period from December 18, 2020 (inception) through December 31, 2022 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below, and since the Company’s Initial Public Offering, the search for a business combination target. The Company had not generated any operating revenues as of December 31, 2022. The Company generated non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering.

The Company’s sponsor was Pathfinder Acquisition LLC, a Delaware limited liability company (“Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on February 16, 2021. On February 19, 2021, the Company consummated its Initial Public Offering of 32,500,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), including 2,500,000 additional Units to partially cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of $325.0 million, and incurring offering costs of approximately $18.5 million, of which approximately $11.4 million was for deferred underwriting commissions (see Note
6
). The underwriters had 45 days from the effective date
of the prospectus to exercise the remaining portion of its option to purchase up to
2,000,000

Units at the Initial Public Offering price to cover over-allotments, if any. On April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters. On September 27, 2022, Deutsche Bank Securities, Inc. irrevocably waived its rights to the deferred underwriting commissions in the amount of approximately
$
6.3
 million due under the underwriting agreement consummated in connection with the Initial Public Offering. On October 12, 2022, RBC Capital Markets, LLC irrevocably waived its rights to the deferred underwriting commissions due under the underwriting agreement in connection with the Initial Public Offering. On October 29, 2022, Stifel, Nicolaus & Company, Inc. irrevocably waived its rights to the deferred underwriting commissions in the amount of approximately $
5.1

million due under the underwriting agreement consummated in connection with the Initial Public Offering (see Note
6
).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 4,250,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) to the Sponsor, each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $2.00 per Private Placement Warrant, generating gross proceeds to the Company of

$8.5
million

(Note
5
).
Upon the closing of the Initial Public Offering and the Private Placement, $325.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and are invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 (“Investment Company Act”) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act, which are invested only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
Liquidity and Capital Resources
As of December 31, 2022, the Company had approximately $
77,000
in its operating bank accounts and a working capital deficit of approximately $
8.1
 million
.
Prior to the completion of the Initial Public Offering, the Company’s liquidity needs had been satisfied through the payment of $25,000 from the Sponsor to cover for certain expenses on behalf of the Company in exchange for the issuance of the Founder Shares, and a loan of approximately $129,000 pursuant to the IPO Note issued to the Sponsor (as defined in Note
5
). The Company repaid the IPO Note in full on February 19, 2021. Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs have been satisfied with the proceeds from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor provided the Company Working Capital Loans (as defined in Note
5
). As of December 31, 2022 and 2021, we had borrowed $1.0 million and $250,000 in Working Capital Loans under the Promissory Note, respectively (as defined in
Note
5
).
On February 10, 2023, the Company completed a Business Combination with Movella Inc. and closed the related financing agreements in connection therewith. As a result, management believes that the Company will have sufficient liquidity to fund its operations through one year from the date of this filing.